Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
GILTI current period tax expense	$ 5.5	$ 2.3
Federal
Operating Loss Carryforwards [Line Items]
Gross accumulated losses for tax purposes	186.1
Loss carryforward which are expire	36.8
Losses which can be carried forward indefinitely	149.3
State
Operating Loss Carryforwards [Line Items]
Gross accumulated losses for tax purposes	$ 335.2